Leases (Details)	12 Months Ended
Oct. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 232,059
Adoption of IFRS 16	276,431
Additions	68,035
Amortization	(305,364)
Balance at end	271,161
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Adoption of IFRS 16	276,431
Additions
Amortization	(225,963)
Balance at end	50,468
Leased Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	232,059
Adoption of IFRS 16
Additions	68,035
Amortization	(79,401)
Balance at end	$ 220,693